Investments in Joint Ventures 2 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Book value [Abstract]
Beginning balance	₩ 1,919,746		₩ 1,663,029
Acquisition	134,959		289,068
Disposal	(11,710)		0
Dividends received	(139,847)		(139,519)
Share of income (loss)	139,933		220,032
Other comprehensive income (loss)	190,305		(113,377)
Others (book value)	5,625		513
Ending balance	2,239,011		1,919,746
Beginning balance	6,170,533		5,914,831
Acquisition	703,612		385,323
Disposal	(15,194)		(207)
Dividends received	(288,242)		(237,694)
Share of income (loss)	557,056		279,124
Other comprehensive income (loss)	352,056		(162,288)
Others (book value)	(8,437)		(8,556)
Ending balance	7,471,384		6,170,533
KEPCO-Uhde Inc.
Book value [Abstract]
Beginning balance	100
Acquisition	0
Disposal	0
Dividends received	0
Share of income (loss)	(42)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	58	[1]	100
KEPCO-Uhde Inc.
Book value [Abstract]
Beginning balance	100		134
Acquisition			0
Disposal			0
Dividends received			0
Share of income (loss)			(34)
Other comprehensive income (loss)			0
Others (book value)			0
Ending balance	58		100
Shuweihat Asia Power Investment B.V.
Book value [Abstract]
Beginning balance	13,264		18,318
Acquisition	0		0
Disposal	0		0
Dividends received	(2,467)		(4,337)
Share of income (loss)	4,564		5,919
Other comprehensive income (loss)	21,708		(6,636)
Others (book value)	0		0
Ending balance	37,069		13,264
Shuweihat Asia Operation & Maintenance Company
Book value [Abstract]
Beginning balance	1,057		1,408
Acquisition	0		0
Disposal	0		0
Dividends received	(881)		(922)
Share of income (loss)	1,101		1,074
Other comprehensive income (loss)	103		(503)
Others (book value)	0		0
Ending balance	1,380	[1]	1,057
Waterbury Lake Uranium L.P.
Book value [Abstract]
Beginning balance	19,797		20,562
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		4
Other comprehensive income (loss)	1,793		(769)
Others (book value)	0		0
Ending balance	21,590		19,797
ASM-BG Investicii AD
Book value [Abstract]
Beginning balance	18,200		19,376
Acquisition	0		0
Disposal	0		0
Dividends received	(2,703)		(4,206)
Share of income (loss)	2,700		2,575
Other comprehensive income (loss)	495		455
Others (book value)	0		0
Ending balance	18,692		18,200
RES Technology AD
Book value [Abstract]
Beginning balance	15,930		16,248
Acquisition	0		0
Disposal	0		0
Dividends received	(676)		(1,981)
Share of income (loss)	1,116		1,051
Other comprehensive income (loss)	333		612
Others (book value)	0		0
Ending balance	16,703		15,930
KV Holdings, Inc.
Book value [Abstract]
Beginning balance	2,405		2,441
Acquisition	0		0
Disposal	0		0
Dividends received	(901)		(617)
Share of income (loss)	962		580
Other comprehensive income (loss)	61		1
Others (book value)	0		0
Ending balance	2,527		2,405
KEPCO SPC Power Corporation
Book value [Abstract]
Beginning balance	201,663		214,794
Acquisition	0		0
Disposal	0		0
Dividends received	(35,763)		(48,486)
Share of income (loss)	37,073		48,479
Other comprehensive income (loss)	(3,994)		(12,995)
Others (book value)	0		(129)
Ending balance	198,979	[1]	201,663
Gansu Datang Yumen Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	6,530		8,149
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(619)		(1,718)
Other comprehensive income (loss)	724		99
Others (book value)	0		0
Ending balance	6,635		6,530
Datang Chifeng Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance	188,478		185,307
Acquisition	0		0
Disposal	0		0
Dividends received	(14,191)		(13,453)
Share of income (loss)	9,342		15,317
Other comprehensive income (loss)	20,958		1,307
Others (book value)	0		0
Ending balance	204,587		188,478
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance	42,530		41,024
Acquisition	0		0
Disposal	0		0
Dividends received	(2,884)		0
Share of income (loss)	1,562		1,231
Other comprehensive income (loss)	3,009		275
Others (book value)	0		0
Ending balance	44,217		42,530
Rabigh Electricity Company
Book value [Abstract]
Beginning balance	97,157		109,096
Acquisition	0		0
Disposal	0		0
Dividends received	(7,221)		(14,956)
Share of income (loss)	17,896		25,474
Other comprehensive income (loss)	35,846		(22,458)
Others (book value)	0		1
Ending balance	143,678		97,157
Rabigh Operation & Maintenance Company Limited
Book value [Abstract]
Beginning balance	3,813		6,879
Acquisition	0		0
Disposal	0		0
Dividends received	(4,085)		(5,340)
Share of income (loss)	3,489		2,788
Other comprehensive income (loss)	854		(514)
Others (book value)	0		0
Ending balance	4,071		3,813
Jamaica Public Service Company Limited
Book value [Abstract]
Beginning balance	266,221		253,607
Acquisition	0		0
Disposal	0		0
Dividends received	(4,578)		(4,352)
Share of income (loss)	12,963		24,669
Other comprehensive income (loss)	23,820		(10,891)
Others (book value)	(3,777)		3,188
Ending balance	294,649		266,221
KW Nuclear Components Co., Ltd.
Book value [Abstract]
Beginning balance	11,171		9,052
Acquisition	0		0
Disposal	0		0
Dividends received	(833)		(833)
Share of income (loss)	5,396		2,952
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	15,734		11,171
Busan Shinho Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance	5,378		5,045
Acquisition	0		0
Disposal	0		0
Dividends received	(352)		(330)
Share of income (loss)	815		663
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	5,841		5,378
Global Trade Of Power System Co., Ltd.
Book value [Abstract]
Beginning balance	546		571
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	51		(25)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	597		546
Expressway Solar-light Power Generation Co., Ltd.
Book value [Abstract]
Beginning balance	2,896		2,883
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	188		13
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	3,084		2,896
Amman Asia Electric Power Company
Book value [Abstract]
Beginning balance	161,253		192,164
Acquisition	0		0
Disposal	0		0
Dividends received	(27,428)		(28,281)
Share of income (loss)	18,487		20,165
Other comprehensive income (loss)	26,367		(22,795)
Others (book value)	0		0
Ending balance	178,679		161,253
KAPES, Inc.
Book value [Abstract]
Beginning balance	0		10,832
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		(10,806)
Other comprehensive income (loss)	0		0
Others (book value)	0		(26)
Ending balance	0		0
Honam Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	3,887		4,375
Acquisition	0		0
Disposal	0		0
Dividends received	0		(435)
Share of income (loss)	154		(53)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	4,041		3,887
Jeongam Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	4,620		4,437
Acquisition	5,808		0
Disposal	(10,741)		0
Dividends received	0		0
Share of income (loss)	313		183
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		4,620
Korea Power Engineering Service Co., Ltd.
Book value [Abstract]
Beginning balance	5,362		4,902
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	206		446
Other comprehensive income (loss)	0		0
Others (book value)	(153)		14
Ending balance	5,415		5,362
Chun-cheon Energy Co., Ltd.
Book value [Abstract]
Beginning balance	27,518		34,872
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(1,622)		(7,354)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	25,896		27,518
Yeonggwangbaeksu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	3,124		3,040
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(396)		84
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	2,728		3,124
Nghi Son 2 Power LLC
Book value [Abstract]
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Kelar S.A
Book value [Abstract]
Beginning balance	71,449		70,462
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	2,121		14,864
Other comprehensive income (loss)	6,416		(9,186)
Others (book value)	6,709		(4,691)
Ending balance	86,695		71,449
PT. Tanjung Power Indonesia
Book value [Abstract]
Beginning balance	33,063		34,327
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	5,027		7,522
Other comprehensive income (loss)	9,029		(9,220)
Others (book value)	(573)		434
Ending balance	46,546		33,063
Incheon New Power Co., Ltd.
Book value [Abstract]
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Seokmun Energy Co., Ltd.
Book value [Abstract]
Beginning balance	14,814		17,342
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(972)		(2,528)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	13,842		14,814
Daehan Wind Power PSC
Book value [Abstract]
Beginning balance	0		1,757
Acquisition	0		4,302
Disposal	0		0
Dividends received	0		0
Share of income (loss)	3,791		(626)
Other comprehensive income (loss)	1,363		(5,433)
Others (book value)	0		0
Ending balance	5,154		0
Barakah One Company
Book value [Abstract]
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Nawah Energy Company
Book value [Abstract]
Beginning balance	270		285
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		2
Other comprehensive income (loss)	24		(17)
Others (book value)	0		0
Ending balance	294		270
Momentum
Book value [Abstract]
Beginning balance	565		553
Acquisition	0		0
Disposal	0		0
Dividends received	(569)		(404)
Share of income (loss)	368		399
Other comprehensive income (loss)	4		17
Others (book value)	0		0
Ending balance	368		565
Daegu Green Power Co., Ltd.
Book value [Abstract]
Beginning balance	23,045		22,824
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	982		128
Other comprehensive income (loss)	0		0
Others (book value)	27		93
Ending balance	24,054		23,045
Yeonggwang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	17,256		17,627
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	390		(371)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	17,646		17,256
Chester Solar IV SpA
Book value [Abstract]
Beginning balance	1,064		672
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(1,083)		389
Other comprehensive income (loss)	(36)		80
Others (book value)	55		(77)
Ending balance	0		1,064
Chester Solar V SpA
Book value [Abstract]
Beginning balance	277		146
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(269)		135
Other comprehensive income (loss)	2		17
Others (book value)	15		(21)
Ending balance	25		277
Diego de Almagro Solar SpA
Book value [Abstract]
Beginning balance	1,490		1,035
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(1,095)		455
Other comprehensive income (loss)	(123)		107
Others (book value)	90		(107)
Ending balance	362		1,490
South Jamaica Power Company Limited
Book value [Abstract]
Beginning balance	31,897		13,863
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	2,515		20,468
Other comprehensive income (loss)	2,949		(2,432)
Others (book value)	(1)		(2)
Ending balance	37,360		31,897
Daesan Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance	22,552		17,182
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(1,308)		5,371
Other comprehensive income (loss)	0		0
Others (book value)	0		(1)
Ending balance	21,244		22,552
RE Holiday Holdings LLC
Book value [Abstract]
Beginning balance	68,809		42,070
Acquisition	0		0
Disposal	0		0
Dividends received	(9,577)		0
Share of income (loss)	6,299		33,072
Other comprehensive income (loss)	7,636		(6,333)
Others (book value)	0		0
Ending balance	73,167		68,809
RE Pioneer Holdings LLC
Book value [Abstract]
Beginning balance	49,639		31,156
Acquisition	0		0
Disposal	0		0
Dividends received	(14,199)		(1,246)
Share of income (loss)	5,556		24,466
Other comprehensive income (loss)	6,019		(4,737)
Others (book value)	0		0
Ending balance	47,015		49,639
RE Barren Ridge 1 Holdings LLC
Book value [Abstract]
Beginning balance	4,466		42,916
Acquisition	0		0
Disposal	0		0
Dividends received	(1,365)		(872)
Share of income (loss)	(3,162)		(35,735)
Other comprehensive income (loss)	1,944		(1,843)
Others (book value)	0		0
Ending balance	1,883		4,466
RE Astoria 2 LandCo LLC
Book value [Abstract]
Beginning balance	5,230		5,602
Acquisition	0		0
Disposal	0		0
Dividends received	(337)		(249)
Share of income (loss)	619		210
Other comprehensive income (loss)	486		(333)
Others (book value)	0		0
Ending balance	5,998		5,230
RE Barren Ridge LandCo LLC
Book value [Abstract]
Beginning balance	1,847		1,966
Acquisition	0		0
Disposal	0		0
Dividends received	(140)		(95)
Share of income (loss)	240		95
Other comprehensive income (loss)	173		(119)
Others (book value)	0		0
Ending balance	2,120		1,847
Laurel SpA
Book value [Abstract]
Beginning balance	1,092		595
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(798)		498
Other comprehensive income (loss)	(71)		80
Others (book value)	67		(81)
Ending balance	290		1,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Book value [Abstract]
Beginning balance	4,129		4,024
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(111)		(24)
Other comprehensive income (loss)	(393)		129
Others (book value)	0		0
Ending balance	3,625		4,129
Chile Solar JV SpA
Book value [Abstract]
Beginning balance	34,883		34,859
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	831		187
Other comprehensive income (loss)	(3,257)		(163)
Others (book value)	0		0
Ending balance	32,457		34,883
Taebaek Gadeoksan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	13,362		7,846
Acquisition	0		4,070
Disposal	0		0
Dividends received	0		0
Share of income (loss)	762		1,468
Other comprehensive income (loss)	0		(22)
Others (book value)	(14,124)		0
Ending balance	0		13,362
Cheong-Song Noraesan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	3,453		3,043
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	653		409
Other comprehensive income (loss)	0		0
Others (book value)	0		1
Ending balance	4,106		3,453
Chester Solar I SpA
Book value [Abstract]
Beginning balance	1,621		1,157
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(430)		472
Other comprehensive income (loss)	(195)		107
Others (book value)	124		(115)
Ending balance	1,120		1,621
Solar Philippines Calatagan Corporation
Book value [Abstract]
Beginning balance	49,017		48,930
Acquisition	0		0
Disposal	0		0
Dividends received	(5,961)		(6,439)
Share of income (loss)	5,961		6,745
Other comprehensive income (loss)	9,214		(219)
Others (book value)	0		0
Ending balance	58,231		49,017
Saemangeum Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance	24,292		8,324
Acquisition	1		16,399
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(354)		(431)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	23,939		24,292
Chungsongmeon BongSan wind power Co., Ltd.
Book value [Abstract]
Beginning balance	4,124		2,764
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(316)		(232)
Other comprehensive income (loss)	0		1,592
Others (book value)	0		0
Ending balance	3,808		4,124
Jaeun Resident Wind Power Plant Co., Ltd.
Book value [Abstract]
Beginning balance	2,195		2,198
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(237)		(3)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	1,958		2,195
DE Energia SpA
Book value [Abstract]
Beginning balance	8,187		8,665
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		506
Other comprehensive income (loss)	734		572
Others (book value)	0		(1,556)
Ending balance	8,921		8,187
Dangjin Eco Power Co., Ltd. (newly)
Book value [Abstract]
Beginning balance	25,523		25,661
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	274		96
Other comprehensive income (loss)	312		(237)
Others (book value)	0		3
Ending balance	26,109		25,523
Haemodum Solar Co., Ltd.
Book value [Abstract]
Beginning balance	3,065		2,940
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	16		140
Other comprehensive income (loss)	0		(15)
Others (book value)	0		0
Ending balance	3,081		3,065
Yangyang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	10,485		10,800
Acquisition	1,200		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(488)		(286)
Other comprehensive income (loss)	(6)		(29)
Others (book value)	0		0
Ending balance	11,191		10,485
Horus Solar, S.A. De C.V.
Book value [Abstract]
Beginning balance	3,394		3,403
Acquisition	0		1,665
Disposal	0		0
Dividends received	0		0
Share of income (loss)	2,396		(1,985)
Other comprehensive income (loss)	52		311
Others (book value)	0		0
Ending balance	5,842		3,394
Recursos Solares PV De Mexico II, S.A. De C.V.
Book value [Abstract]
Beginning balance	3,660		672
Acquisition	0		3,006
Disposal	0		0
Dividends received	0		0
Share of income (loss)	766		36
Other comprehensive income (loss)	110		(54)
Others (book value)	0		0
Ending balance	4,536		3,660
Sunmex Renovables, S.A. De C.V.
Book value [Abstract]
Beginning balance	240		222
Acquisition	1,371		85
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(49)		(46)
Other comprehensive income (loss)	48		(21)
Others (book value)	0		0
Ending balance	1,610		240
Stavro Holding II AB
Book value [Abstract]
Beginning balance	9,277		5,625
Acquisition	8,684		3,305
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(55)		(156)
Other comprehensive income (loss)	(271)		346
Others (book value)	(8)		157
Ending balance	17,627		9,277
Solaseado Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance	9,915		0
Acquisition	0		7,020
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(24)		2,895
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	9,891		9,915
Yeongam Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance	6,042		0
Acquisition	0		6,460
Disposal	0		0
Dividends received	0		0
Share of income (loss)	796		(418)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	6,838		6,042
Samsu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	2,607		0
Acquisition	0		2,637
Disposal	0		0
Dividends received	0		0
Share of income (loss)	221		(30)
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	2,828		2,607
Pulau Indah Power Plant Sdn. Bhd.
Book value [Abstract]
Beginning balance	11,204		0
Acquisition	12,264		11,569
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(519)		(144)
Other comprehensive income (loss)	(850)		(221)
Others (book value)	0		0
Ending balance	22,099		11,204
Sam-Yang Photovoltaic Power Co., Ltd.
Book value [Abstract]
Beginning balance	5,535		0
Acquisition	0		5,245
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(542)		290
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	4,993		5,535
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Book value [Abstract]
Beginning balance	22,242		0
Acquisition	0		20,952
Disposal	(969)		0
Dividends received	(1,727)		(1,388)
Share of income (loss)	1,910		2,678
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	21,456		22,242
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Book value [Abstract]
Beginning balance	16,129		0
Acquisition	0		15,699
Disposal	0		0
Dividends received	0		0
Share of income (loss)	159		430
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	16,288		16,129
PT Barito Wahana Tenaga
Book value [Abstract]
Beginning balance	63,029		0
Acquisition	140		59,395
Disposal	0		0
Dividends received	0		0
Share of income (loss)	4,194		4,923
Other comprehensive income (loss)	14,232		(1,289)
Others (book value)	0		0
Ending balance	81,595		63,029
Cheongna Energy Co., Ltd.
Book value [Abstract]
Beginning balance	4,940		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	6,258		21
Other comprehensive income (loss)	0		0
Others (book value)	0		4,919
Ending balance	11,198		4,940
Naepo Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Book value [Abstract]
Beginning balance	0		0
Acquisition	0		0
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	0		0
OneEnergy Asia Limited
Book value [Abstract]
Beginning balance	56,654		0
Acquisition	20,262		56,654
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(1,138)		0
Other comprehensive income (loss)	3,922		0
Others (book value)	0		0
Ending balance	79,700		56,654
KAS Investment I LLC
Book value [Abstract]
Beginning balance	23,437		0
Acquisition	0		23,437
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(6,876)		0
Other comprehensive income (loss)	(1,288)		0
Others (book value)	0		0
Ending balance	15,273		23,437
KAS Investment II LLC
Book value [Abstract]
Beginning balance	23,343		0
Acquisition	0		23,343
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(6,515)		0
Other comprehensive income (loss)	(1,615)		0
Others (book value)	0		0
Ending balance	15,213		23,343
Energyco LLC
Book value [Abstract]
Beginning balance	1,659		0
Acquisition	0		1,659
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(60)		0
Other comprehensive income (loss)	(64)		0
Others (book value)	0		0
Ending balance	1,535		1,659
CAES, LLC
Book value [Abstract]
Beginning balance	17,626		0
Acquisition	0		19,414
Disposal	0		0
Dividends received	(1,009)		(297)
Share of income (loss)	(331)		0
Other comprehensive income (loss)	850		0
Others (book value)	1,299		(1,491)
Ending balance	18,435		17,626
Hapcheon Floating Photovoltaic Power Plant Inc.
Book value [Abstract]
Beginning balance	1,890		0
Acquisition	5,622		1,890
Disposal	0		0
Dividends received	0		0
Share of income (loss)	(541)		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	6,971		1,890
Busan Industrial Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance	510		0
Acquisition	0		510
Disposal	0		0
Dividends received	0		0
Share of income (loss)	102		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	612		510
Bitsolar Energy Co., Ltd.,
Book value [Abstract]
Beginning balance	352		0
Acquisition	0		352
Disposal	0		0
Dividends received	0		0
Share of income (loss)	0		0
Other comprehensive income (loss)	0		0
Others (book value)	0		0
Ending balance	352		352
Pulau Indah O&M Sdn. Bhd.
Book value [Abstract]
Beginning balance	0
Acquisition	0
Disposal	0
Dividends received	0
Share of income (loss)	0
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	0		0
Guadalupe Solar SpA
Book value [Abstract]
Beginning balance	0
Acquisition	1,397
Disposal	0
Dividends received	0
Share of income (loss)	(672)
Other comprehensive income (loss)	(66)
Others (book value)	0
Ending balance	659		0
Omisan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	0
Acquisition	10,752
Disposal	0
Dividends received	0
Share of income (loss)	(119)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	10,633		0
Foresight Iberian Solar Group Holding, S.L.
Book value [Abstract]
Beginning balance	0
Acquisition	0
Disposal	0
Dividends received	0
Share of income (loss)	72
Other comprehensive income (loss)	0
Others (book value)	9,671
Ending balance	9,743		0
Yeongwol Eco Wind Co., Ltd.
Book value [Abstract]
Beginning balance	0
Acquisition	3,089
Disposal	0
Dividends received	0
Share of income (loss)	122
Other comprehensive income (loss)	(15)
Others (book value)	0
Ending balance	3,196		0
Gurae Resident Power Co., Ltd.
Book value [Abstract]
Beginning balance	0
Acquisition	386
Disposal	0
Dividends received	0
Share of income (loss)	12
Other comprehensive income (loss)	(3)
Others (book value)	0
Ending balance	395		0
Cheongju Eco Park Co., Ltd.
Book value [Abstract]
Beginning balance	0
Acquisition	5,858
Disposal	0
Dividends received	0
Share of income (loss)	(393)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	5,465		0
Enel X Midland Photovoltaic, LLC
Book value [Abstract]
Beginning balance	0
Acquisition	1,695
Disposal	0
Dividends received	0
Share of income (loss)	(7)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	1,688		0
Geumsungsan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance	0
Acquisition	6,531
Disposal	0
Dividends received	0
Share of income (loss)	(478)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	6,053		0
KEPCO KPS Carabao Corp.
Book value [Abstract]
Beginning balance	0
Acquisition	93
Disposal	0
Dividends received	0
Share of income (loss)	293
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	386		0
Prime Swedish Holding AB
Book value [Abstract]
Beginning balance	0
Acquisition	8,155
Disposal	0
Dividends received	0
Share of income (loss)	22
Other comprehensive income (loss)	1,060
Others (book value)	6,204
Ending balance	15,441		0
Goheung New Energy Co., Ltd.
Book value [Abstract]
Beginning balance	0
Acquisition	12,959
Disposal	0
Dividends received	0
Share of income (loss)	(1,251)
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	11,708		0
Gunsan Land Solar Co., Ltd.
Book value [Abstract]
Beginning balance	0
Acquisition	19,091
Disposal	0
Dividends received	0
Share of income (loss)	324
Other comprehensive income (loss)	(98)
Others (book value)	0
Ending balance	19,317		0
Capman Lynx SCA, SICAR
Book value [Abstract]
Beginning balance	0
Acquisition	9,601
Disposal	0
Dividends received	0
Share of income (loss)	375
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	9,976		0
International Offshore Power Transmission Holding Company Limited
Book value [Abstract]
Beginning balance	0
Acquisition	0
Disposal	0
Dividends received	0
Share of income (loss)	0
Other comprehensive income (loss)	0
Others (book value)	0
Ending balance	₩ 0		₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.